UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04889

H&Q Healthcare Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/14

Item 1.  Schedule of Investments.

H&Q HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2014

(Unaudited)

SHARES			VALUE
		CONVERTIBLE AND NON-CONVERTIBLE SECURITIES AND WARRANTS — 4.8% of Net Assets
		Convertible Preferred and Warrants (Restricted)(a) (b) — 3.8%
		Biotechnologies/Biopharmaceuticals — 0.3%
3,696,765		EBI Life Sciences, Inc. Series A (c)	$18,854
4,118,954		Euthymics Biosciences, Inc. Series A (c)	1,582,914
3,696,765		Neurovance, Inc. Series A (c)	287,608
17,421,421		Neurovance, Inc. Series A-1 (c)	1,355,387
			3,244,763
		Healthcare Services — 1.0%
5,384,615		PHT Corporation Series D (c)	7,430,769
1,204,495		PHT Corporation Series E (c)	2,023,551
149,183		PHT Corporation Series F (c)	410,253
			9,864,573
		Medical Devices and Diagnostics — 2.5%
3,364,723		AlterG, Inc. Series C	1,379,536
114,158		CardioKinetix, Inc. Series C (c)	1,606,089
205,167		CardioKinetix, Inc. Series D (c)	781,071
632,211		CardioKinetix, Inc. Series E (c)	1,799,905
N/A	(d)	CardioKinetix, Inc. warrants (expiration 12/11/19) (c)	0
N/A	(d)	CardioKinetix, Inc. warrants (expiration 6/03/20) (c)	0
3,109,861		Dynex Technologies, Inc. Series A (c)	923,629
142,210		Dynex Technologies, Inc. warrants (expiration 4/01/19) (c)	0
11,335		Dynex Technologies, Inc. warrants (expiration 5/06/19) (c)	0
5,822,528		IlluminOss Medical, Inc. Series C-1 (c)	2,232,357
11,410,347		Insightra Medical, Inc. Series C (c)	4,830,000
3,669,024		Labcyte, Inc. Series C	2,615,647
160,767		Labcyte, Inc. Series D	133,372
3,109,861		Magellan Diagnostics, Inc. Series A (c)	2,131,188
142,210		Magellan Diagnostics, Inc. warrants (expiration 4/01/19) (c)	0
11,335		Magellan Diagnostics, Inc. warrants (expiration 5/06/19) (c)	0
13,823,805		Palyon Medical Corporation Series A (c)	13,824
27,100,879		Palyon Medical Corporation Series B (c)	940,401
N/A	(d)	Palyon Medical Corporation warrants (expiration 4/26/19) (c)	0
65,217		TherOx, Inc. Series H	652
149,469		TherOx, Inc. Series I	1,495
4,720,000		Tibion Corporation Series B	16,190
N/A	(d)	Tibion Corporation warrants (expiration 07/12/17)	0
N/A	(d)	Tibion Corporation warrants (expiration 10/30/17)	0
N/A	(d)	Tibion Corporation warrants (expiration 11/28/17)	0
3,750,143		Veniti, Inc. Series A (c)	3,789,519
1,881,048		Veniti, Inc. Series B (c)	1,994,851
			25,189,726
		TOTAL CONVERTIBLE PREFERRED AND WARRANTS	38,299,062

The accompanying notes are an integral part of this schedule of investments.

PRINCIPAL AMOUNT		VALUE
	Convertible Notes — 1.0%
	Biotechnologies/Biopharmaceuticals — 0.3%
$1,800,000	InterMune, Inc., 2.50% due 9/15/18	$2,702,250
	Pharmaceuticals — 0.7%
3,500,000	Spectrum Pharmaceuticals, Inc., 2.75% due 12/15/18(g)	3,646,562
3,150,000	TetraLogic Pharmaceuticals Corp, 8.00% due 6/15/19(a)(g)	3,150,000
		6,796,562
	TOTAL CONVERTIBLE NOTES	9,498,812
	Non-Convertible Notes (Restricted)(a) (b) — 0.0%
	Medical Devices and Diagnostics — 0.0%
342,900	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	342,899
40,596	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	40,596
	TOTAL NON-CONVERTIBLE NOTES	383,495
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE SECURITIES AND WARRANTS (Cost $52,129,756)	48,181,368

SHARES
	COMMON STOCKS AND WARRANTS — 76.0%
	Biotechnologies/Biopharmaceuticals — 43.2%
156,670	Acorda Therapeutics, Inc. (b)	5,281,346
234,654	Alexion Pharmaceuticals, Inc. (b)	36,664,687
178,717	Alkermes plc (b)	8,994,827
156,627	Allergan, Inc.	26,504,421
1,005,000	Amarin Corporation plc (e)	1,768,800
312,949	Amgen, Inc.	37,043,773
119,801	Biogen Idec, Inc. (b)	37,774,453
327,030	BioMarin Pharmaceutical Inc. (b)	20,344,536
653,570	Celgene Corporation (b)	56,128,592
669,639	Celladon Corporation (Restricted) (a) (b)	9,118,474
10,996	Celladon Corporation warrants (expiration 10/10/18) (a) (b)	96,105
2,723	Ceres, Inc. warrants (Restricted, expiration 9/05/15) (a) (b)	0
176,758	Cubist Pharmaceuticals, Inc. (b)	12,341,244
1,039,942	Gilead Sciences, Inc. (b)	86,221,591
473,716	Infinity Pharmaceuticals, Inc. (b)	6,035,142
19,114	MacroGenics, Inc. (b)	415,347
583,078	Neurocrine Biosciences, Inc. (b)	8,652,878
132,644	Regeneron Pharmaceuticals, Inc. (b)	37,467,951
635,199	Verastem, Inc. (b)	5,754,903

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE
	Common Stocks and Warrants — continued
	Biotechnologies/Biopharmaceuticals — continued
381,077	Vertex Pharmaceuticals, Inc. (b)	$36,080,370
		432,689,440
	Drug Delivery — 1.3%
613,357	Heron Therapeutics, Inc. (b)	7,556,558
230,000	Heron Therapeutics, Inc. warrants (Restricted, expiration 7/01/16) (a) (b)	1,479,360
828,360	IntelliPharmaceutics International Inc. (b) (c)	3,156,052
460,200	IntelliPharmaceutics International Inc. warrants (Restricted, expiration 2/01/16) (a) (b) (c)	427,986
		12,619,956
	Drug Discovery Technologies — 2.9%
508,323	Incyte Corporation (b)	28,689,750
70	Zyomyx, Inc. (Restricted) (a) (b)	18
		28,689,768
	Financial Services — 0.0%
5,910,745	Sarossa Capital plc (b) (f)	189,496
	Generic Pharmaceuticals — 10.7%
158,892	Actavis plc (b)	35,440,861
444,332	Akorn, Inc. (b)	14,774,039
245,214	Impax Laboratories, Inc. (b)	7,353,968
504,293	Mylan, Inc. (b)	26,001,347
44,098	Perrigo Company plc (f)	6,427,724
281,901	Sagent Pharmaceuticals, Inc. (b)	7,289,960
196,358	Teva Pharmaceutical Industries Ltd. (e)	10,293,086
		107,580,985
	Healthcare Services — 6.5%
247,541	Aetna, Inc.	20,070,624
231,000	Catamaran Corporation (b)	10,200,960
60,000	Centene Corporation (b)	4,536,600
222,222	InnovaCare Health, Inc. (Restricted) (a) (b) (g)	1,166,665
67,862	McKesson Corporation	12,636,583
212,541	Molina Healthcare, Inc. (b)	9,485,705
83,186	UnitedHealth Group, Inc.	6,800,456
		64,897,593
	Medical Devices and Diagnostics — 3.9%
505,041	Accuray, Inc. (b)	4,444,361
286,540	Alere, Inc. (b)	10,722,327
160,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	103,126
38,597	IDEXX Laboratories, Inc. (b)	5,155,401
55,987	Illumina, Inc. (b)	9,995,919
97,437	PerkinElmer, Inc.	4,563,949
208	Songbird Hearing, Inc. (Restricted) (a) (b)	139

The accompanying notes are an integral part of this schedule of investments.

SHARES		VALUE
	Common Stocks and Warrants — continued
	Medical Devices and Diagnostics — continued
34,776	Thermo Fisher Scientific Inc.	$4,103,568
		39,088,791
	Pharmaceuticals — 7.5%
202,600	Bristol-Myers Squibb Co.	9,828,126
84,442	Endo International PLC (b)	5,912,629
109,875	Forest Laboratories, Inc. (b)	10,877,625
535,266	Ironwood Pharmaceuticals, Inc. (b)	8,205,628
68,129	Jazz Pharmaceuticals plc (b)	10,015,644
334,957	Pfizer, Inc.	9,941,524
85,943	Shire plc (e)	20,238,717
		75,019,893
	TOTAL COMMON STOCKS AND WARRANTS (Cost $419,745,389)	760,775,922
	EXCHANGE TRADED FUND — 1.5%
57,670	iShares Nasdaq Biotechnology ETF	14,822,920
	TOTAL EXCHANGE TRADED FUND (Cost $11,259,769)	14,822,920

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT — 5.6%
$56,386,070	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $56,386,070, 0.00%, dated 06/30/14, due 07/01/14 (collateralized by U.S. Treasury Note 2.13%, due 08/15/21, market value $57,514,063)	56,386,070
	TOTAL SHORT-TERM INVESTMENTS (Cost $56,386,070)	56,386,070
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 87.9% (Cost $539,520,984)	880,166,280

INTEREST
	MILESTONE INTERESTS (Restricted)(a) (b) — 0.0%
	Biotechnologies/Biopharmaceuticals — 0.0%
1	Targegen Milestone Interest	99,677
	TOTAL MILESTONE INTERESTS (Cost $4,192,557)	99,677

The accompanying notes are an integral part of this schedule of investments.

TOTAL INVESTMENTS - 87.9% (Cost $543,713,541)	880,265,957
OTHER ASSETS IN EXCESS OF LIABILITIES - 12.1%	121,561,965
NET ASSETS - 100%	$1,001,827,922

(a)	Security fair valued. See Investment Valuation for Fair Value Measurments.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $37,736,208).
(d)	Number of warrants to be determined at a future date.
(e)	American Depository Receipt
(f)	Foreign security.
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of this schedule of investments.

H&Q HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2014

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the “Trustees”) have established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or whose quoted price may otherwise not reflect fair value, are valued in good faith by the Adviser using a fair value process pursuant to policies and procedures approved by the Trustees described below. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Adviser also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are typically valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees. The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At June 30, 2014, the cost of securities for Federal income tax purposes was $543,713,541. The net unrealized gain on securities held by the Fund was $336,552,416, including gross unrealized gain of $370,661,215 and gross unrealized loss of $34,108,799.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the period ended June 30, 2014 were as follows:

Issuer	Value on September 30, 2013	Purchases	Sales	Income	Value on June 30, 2014

CardioKinetix, Inc.	$4,187,065				$4,187,065
Dynex Technologies, Inc.	923,629				923,629
EBI Life Sciences, Inc.	18,854				18,854
Euthymics Biosciences, Inc.	1,582,914				1,582,914
IlluminOss Medical, Inc.	1,725,000	$507,357			2,232,357
Insightra Medical, Inc.	3,450,000	1,380,000			4,830,000
IntelliPharmaceutics International Inc.	2,388,320	—	$898,379		3,584,038
Magellan Diagnostics, Inc.	2,131,188	—	—		2,131,188
Neurovance, Inc.	1,062,115	581,174	—		1,642,995
Palyon Medical Corporation	1,899,332	—	—		954,225
PHT Corporation	6,462,135	—	—		9,864,573
Veniti, Inc.	5,154,229	—	—		5,784,370
	$30,984,781	$2,468,531	$898,379	$—	$37,736,208

H&Q HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2014

(Unaudited)

(continued)

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 to value the Fund’s net assets. For the period ended June 30, 2014, there were no transfers between Levels 1 and 2. The Fund accounts for transfers between levels at the beginning of the period.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible and Non-Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals		$2,702,250	$3,244,763	$5,947,013
Healthcare Services		—	9,864,573	9,864,573
Medical Devices and Diagnostics		—	25,573,221	25,573,221
Pharmaceuticals		3,646,562	3,150,000	6,796,562
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	$423,474,861	—	9,214,579	432,689,440
Drug Delivery	10,712,610	—	1,907,346	12,619,956
Drug Discovery Technologies	28,689,750	—	18	28,689,768
Financial Services	189,496	—	—	189,496
Generic Pharmaceuticals	107,580,985	—	—	107,580,985
Healthcare Services	63,730,928	—	1,166,665	64,897,593
Medical Devices and Diagnostics	38,985,525	—	103,265	39,088,790
Pharmaceuticals	75,019,893	—	—	75,019,893
Exchange Traded Fund	14,822,920	—	—	14,822,920
Short-term Investment	—	56,386,070	—	56,386,070
Milestone Interest
Biotechnologies/Biopharmaceuticals	—	—	99,677	99,677
Other Assets	—	—	450,095	450,095

Total	$763,206,968	$62,734,882	$54,774,202	$880,716,052

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2013	Net Realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers in (out of) Level 3	Balance as of June 30, 2014
Convertible, Non-Convertibe Securities and Warrants
Biotechnologies/Biopharmaceuticals	$9,365,030	$(2,050,770)	$599,304	$(4,668,801)		$3,244,763
Healthcare Services	6,462,135	3,402,438	—	—		9,864,573
Medical Devices and Diagnostics	24,371,680	(384,403)	1,894,307	(308,363)		25,573,221
Pharmaceuticals	—		3,150,000			3,150,000
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	—	5,245,455	3,969,127	(3)		9,214,579
Drug Delivery	1,002,966	904,380	—	—		1,907,346
Drug Discovery Technologies	18	—	—	—		18
Healthcare Services	1,166,665	—	—	—		1,166,665
Medical Devices and Diagnostics	106,055	(2,790)	—	—		103,265
Milestone Interests
Biotechnologies/Biopharmaceuticals	6,175,276	(6,075,599)	—	—		99,677
Medical Devices and Diagnostics	15,384	(15,384)	—	—		—
Other Assets	482,182	—	3,411	(35,498)		450,095

Total	$49,147,391	$1,023,327	$9,616,149	$(5,012,665)	$—	$54,774,202

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2014						$135,892

H&Q HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2014

(Unaudited)

(continued)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at 6/30/2014	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	14,375,052	Public market price	None	N/A
	32,446,499	Adjuted Capital asset pricing model	Discount Rate	12%-37% (16.95%)
			Price to sales multiple	0.2-16.80 (2.52)
			Revenue growth rate	10%-300% (62.68%)
	5,784,225	Independent valuation	None	N/A
	2,118,426	Probability adjusted value	Probability of events	10%-99% (15.23%)
			Timing of events	0.75-4.55 (1.19) years
$54,724,202

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 5.1% of the Fund’s net assets at June 30, 2014.

At June 30, 2014, the Fund had commitments of $1,734,242 relating to additional investments in two private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2014. The Fund on its own does not have the right to demand that such securities be registered.

	Acquisition		Carrying Value
Security (#)	Date	Cost	per Unit	Value
AlterG, Inc.
Series C Cvt. Pfd.	4/12/13	$2,053,706	$0.41	$1,379,536
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08	2,379,165	14.07	1,606,089
Series D Cvt. Pfd.	12/10/10	785,619	3.81	781,071
Series E Cvt. Pfd.	9/14/11	1,803,981	2.85	1,799,905
Warrants (expiration 12/11/19)	12/10/09, 2/11/10	177	0.00	0

H&Q HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2014

(Unaudited)

(continued)

Warrants (expiration 6/03/20)	6/03/10, 9/01/10		177	0.00		0
Celladon Corporation
Common	1/27/12		3,969,002	13.62		9,118,474
Warrants (expiration 10/10/18)	10/10/13		125	8.74		96,105
Cercacor Laboratories, Inc. Common	3/31/98		0	0.64		103,126
Ceres, Inc.
Warrants (expiration 9/05/15)	9/05/07		28	0.00		0
Dynex Technologies, Inc.
Series A Cvt. Pfd.	1/03/2012	††	287,751	0.30		923,629
Warrants (expiration 4/01/19)	1/03/2012	††	86	0.00		0
Warrants (expiration 5/06/19)	1/03/2012	††	7	0.00		0
EBI Life Sciences, Inc.
Series A Cvt. Pfd.	12/29/11	††	19,566	0.01	†	18,854
Euthymics Biosciences, Inc.
Series A Cvt. Pfd.	7/14/10 - 5/21/12		3,792,632	0.38		1,582,914
Heron Therapeutics Inc.
Warrants (expiration 7/01/16)	06/30/11		1,236	6.43		1,479,360
IlluminOss Medical, Inc.
Series C-1 Cvt. Pfd.	9/26/12-6/13/14		2,233,429	0.38		2,232,357
InnovaCare Health, Inc. Common	12/21/12	††	964,944	5.25		1,166,665
Insightra Medical, Inc.
Series C Cvt. Pfd.	4/29/13-4/17/14		4,837,241	0.42		4,830,000
IntelliPharmaceutics International Inc.
Warrants (expiration 2/01/16)	1/31/11		165	0.93		427,986
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05		1,925,938	0.71		2,615,647
Series D Cvt. Pfd.	12/21/12		102,912	0.83		133,372
Magellan Diagnostics, Inc.
Series A Cvt. Pfd.	11/28/06 - 10/01/09		1,454,604	0.69		2,131,188
Warrants (expiration 4/01/19)	4/03/09		515	0.00		0
Warrants (expiration 5/06/19)	5/12/09		41	0.00		0
Neurovance, Inc.
Series A Cvt. Pfd.	12/29/11	††	292,070	0.08		287,608
Series A-1 Cvt. Pfd.	10/11/12-10/10/13		1,357,371	0.08		1,355,387
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09		2,977,026	0.00	†	13,824
Series B Cvt. Pfd.	6/28/13		1,888,231	0.03		940,401
Warrants (expiration 4/26/19)	4/25/12		0	0.00		0
PHT Corporation
Series D Cvt. Pfd.	7/23/01		4,206,263	1.38		7,430,769
Series E Cvt. Pfd.	9/12/03 - 10/19/04		941,783	1.68		2,023,551
Series F Cvt. Pfd.	7/21/08		122,594	2.75		410,253
Songbird Hearing, Inc. Common	12/14/00		3,004,861	0.67		139
Targegen Milestone Interest	7/20/10		4,192,557	99,677		99,677
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00, 8/21/07		3,002,748	0.01		652
Series I Cvt. Pfd.	7/08/05		579,958	0.01		1,495
Tibion Corporation
Series B Cvt. Pfd.	2/23/11		1,302,544	0.00	†	16,190
Warrants (expiration 7/12/17)	07/12/12		0	0.00		0
Warrants (expiration 10/30/17)	10/30/12		0	0.00		0

H&Q HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2014

(Unaudited)

(continued)

Warrants (expiration 11/28/17)	11/28/12	0	0.00	0
Non-Cvt. Promissory Note	07/12/12	344,044	100.00	342,899
Non-Cvt. Promissory Note	04/12/13	40,603	100.00	40,596
Veniti, Inc.
Series A Cvt. Pfd.	2/28/11	3,269,045	1.01	3,789,519
Series B Cvt. Pfd.	5/24/13	1,722,929	1.06	1,994,851
Zyomyx, Inc. Common	2/19/99 - 1/12/04	3,902,233	0.25	18
		$59,759,907		$51,174,107

(#)  See Schedule of Investments and corresponding footnotes for more information on each issuer.

† Carrying value per unit is greater than $0.00 but less than $0.01.

†† Interest received as part of a corporate action for a previously owned security.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Healthcare Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	8/27/14

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	8/27/14